UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3964

Dreyfus Government Cash Management Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	10/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--56.0%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank
3/9/10	0.48	200,000,000 a	200,000,000
Federal Home Loan Bank:
11/2/09	0.36	500,000,000 a	500,000,000
11/2/09	0.31	197,500,000 a	197,500,000
11/10/09	0.41	500,000,000 a	499,972,643
11/12/09	0.55	9,790,000	9,790,551
11/20/09	0.30	201,519,000	201,487,093
11/24/09	0.25	971,250,000 a	971,050,144
11/25/09	0.30	101,409,000	101,388,718
11/27/09	0.30	282,100,000	282,038,878
12/1/09	0.56	500,000,000	499,766,667
12/3/09	0.32	200,000,000	199,998,210
12/23/09	0.04	25,000,000	25,013,897
12/23/09	0.35	124,750,000	124,686,932
12/30/09	0.35	25,000,000	24,985,660
1/6/10	0.30	366,000,000	365,798,700
1/11/10	0.30	254,623,000	254,472,348
1/15/10	0.53	262,980,000	263,155,504
1/15/10	0.58	121,650,000	122,468,816
1/16/10	0.23	1,000,000,000 a	1,000,000,000
1/20/10	0.33	500,000,000	499,975,646
2/1/10	0.40	67,220,000	67,151,286
2/4/10	0.40	50,000,000	49,947,222
2/4/10	0.31	134,320,000	135,282,163
2/5/10	0.30	200,000,000	200,001,541
2/5/10	0.50	402,350,000	402,338,722
2/10/10	0.58	224,624,000	224,258,487
2/18/10	0.42	2,300,000	2,304,072
2/26/10	0.42	22,950,000	22,946,374

4/30/10	0.70	128,000,000	127,994,887
6/11/10	0.23	400,000,000	406,651,072
10/15/10	0.45	32,900,000	32,888,824
11/15/10	0.42	50,000,000	50,296,090
Federal Home Loan Mortgage Corp.:
11/16/09	0.30	24,029,000 b	24,025,996
11/16/09	0.25	281,600,000 b	281,879,040
11/17/09	0.16	250,000,000 a,b	249,992,343
11/23/09	0.30	95,000,000 b	94,982,583
12/15/09	0.35	150,000,000 b	150,655,012
12/21/09	0.32	279,820,000 b	279,694,289
12/28/09	0.35	94,753,000 b	94,700,491
1/4/10	0.30	107,902,000 b	107,844,452
1/19/10	0.31	771,500,000 b	770,975,166
2/1/10	0.29	48,591,000 b	48,554,989
2/8/10	0.35	1,054,870,000 b	1,053,852,901
2/22/10	0.40	88,079,000 b	87,968,412
3/23/10	0.25	275,000,000 b	274,734,243
4/6/10	0.23	217,760,000 b	217,542,966
4/7/10	0.22	250,000,000 b	249,760,139
4/12/10	0.23	300,000,000 b	299,689,500
4/19/10	0.17	347,883,000 b	347,605,370
4/20/10	0.17	111,183,000 b	111,093,745
4/26/10	0.17	48,000,000 b	47,960,107
5/3/10	0.24	149,000,000 b	148,818,220
5/17/10	0.43	750,000,000 b	748,235,208
Federal National Mortgage Association:
11/25/09	0.30	275,627,000 b	275,571,875
12/16/09	0.33	15,000,000 b	14,993,813
12/22/09	0.53	250,000,000 b	249,812,292
12/23/09	0.32	275,000,000 b	274,872,167
12/28/09	0.33	28,420,000 b	28,405,151
12/29/09	0.60	100,000,000 b	99,903,333
2/3/10	0.29	356,700,000 b	356,432,695
2/4/10	0.31	75,000,000 b	75,537,241
2/10/10	0.29	158,575,000 b	158,448,206
2/22/10	0.47	1,062,752,000 b	1,061,200,267

4/1/10	0.22	15,000,000 b	14,986,158
Total U.S. Government Agencies
(cost $16,366,339,517)			16,366,339,517

U.S. Treasury Notes--2.2%
6/1/10
(cost $633,494,201)	0.27	625,000,000	633,494,201

Repurchase Agreements--39.9%
Banc of America Securities LLC
dated 10/30/09, due 11/2/09 in the amount of
$500,002,500 (fully collateralized by $25,000,000
Federal Home Loan Bank, 0.55%, due 3/17/11, value
$25,039,924, $23,681,000 Federal Home Loan Mortgage
Corp., 5.25%, due 7/18/11, value $25,831,590,
$155,166,000 Federal National Mortgage Association,
0%-5.80%, due 8/10/12-10/23/26, value $153,129,381,
116,172,300 Treasury Inflation Protected Securities,
3.375%, due 4/15/32, value $172,983,668 and
$119,552,500 U.S. Treasury Notes, 4.75%, due 8/15/17,
value $133,016,476)	0.06	500,000,000	500,000,000
Barclays Financial LLC
dated 10/30/09, due 11/2/09 in the amount of
$1,037,005,185 (fully collateralized by $149,129,400
U.S. Treasury Bonds, 8.50%, due 2/15/20, value
$213,916,334 and $847,947,400 U.S. Treasury Notes,
1.50%-3.25%, due 12/31/13-5/31/16, value $843,823,761)	0.06	1,037,000,000	1,037,000,000
BNP Paribas
dated 10/30/09, due 11/2/09 in the amount of
$1,200,006,000 (fully collateralized by $366,125,800
U.S. Treasury Bills, due 3/18/10, value $365,975,689,
$236,973,600 U.S. Treasury Bonds, 8.125%, due
8/15/19, value $330,480,987 and $525,358,400 U.S.
Treasury Notes, 0.875%, due 3/31/11, value
$527,543,446)	0.06	1,200,000,000	1,200,000,000
Calyon Securities (USA)
dated 10/30/09, due 11/2/09 in the amount of
$2,640,015,400 (fully collateralized by $350,000,000
Federal Farm Credit Bank, 2.04%-4.25%, due
9/17/12-1/22/19, value $349,219,111, $1,312,000,000

Federal Home Loan Bank, 0.70%-2.10%, due
3/30/10-8/10/12, value $1,320,919,813, $47,676,000
Federal National Mortgage Association, 5.125%, due
1/2/14, value $51,352,373 and $927,422,700 U.S.
Treasury Notes, 1.375%-4.875%, due 5/15/10-8/15/19,
value $971,308,736)	0.07	2,640,000,000	2,640,000,000
Citigroup Global Markets Holdings Inc.
dated 10/30/09, due 11/2/09 in the amount of
$100,000,417 (fully collateralized by $101,685,000
Federal Home Loan Bank, 0.75%, due 9/30/10, value
$102,002,766)	0.05	100,000,000	100,000,000
Credit Suisse (USA) Inc.
dated 10/30/09, due 11/2/09 in the amount of
$114,000,570 (fully collateralized by $116,381,000
U.S. Treasury Bills, due 12/31/09-10/21/10, value
$116,280,329)	0.06	114,000,000	114,000,000
Credit Suisse (USA) Inc.
dated 10/30/09, due 11/2/09 in the amount of
$162,000,945 (fully collateralized by $34,858,000
Federal Home Loan Bank, 0%, due 11/2/09-4/19/10,
value $34,853,821, $61,635,000 Federal Home Loan
Mortgage Corp., 0%, due 4/26/10, value $61,591,856
and $69,161,000 Federal National Mortgage
Association, 0%, due 11/4/09-7/19/10, value
$68,797,587)	0.07	162,000,000	162,000,000
Deutsche Bank Securities
dated 10/30/09, due 11/2/09 in the amount of
$1,380,005,750 (fully collateralized by $4,334,000
Financing Corp., Strips, due 8/8/10-10/6/10, value
$4,292,996, $6,395,000 Resolution Funding Corp.,Strips, due
1/15/11-10/15/20, value $4,511,930, $635,478,800
Treasury Inflation Protected Securities, 0.625%-2%,
due 4/15/13-7/15/19, value $701,483,461, $259,469,500
U.S Treasury Bills, due 1/14/10-4/15/10, value
$259,375,997, $143,551,900 U.S. Treasury Bonds, 8%,
due 11/15/21, value $205,474,697 and $210,190,500
U.S. Treasury Notes, 4.25%-4.875%, due
6/30/12-11/15/14, value $232,460,937)	0.05	1,380,000,000	1,380,000,000
Goldman, Sachs & Co.
dated 10/30/09, due 11/2/09 in the amount of
$60,000,100 (fully collateralized by $59,352,800 U.S.

Treasury Notes, 2.50%, due 3/31/13, value $61,200,004)	0.02	60,000,000	60,000,000
Goldman, Sachs & Co.
dated 10/30/09, due 11/2/09 in the amount of
$600,003,000 (fully collateralized by $285,785,000
Federal Home Loan Bank, 0.40%-5%, due
5/20/10-8/20/13, value $286,491,526 and $304,227,000
Federal National Mortgage Association, 4.375%, due
10/15/15, value $325,508,566)	0.06	600,000,000	600,000,000
HSBC USA Inc.
dated 10/30/09, due 11/2/09 in the amount of
$1,082,004,508 (fully collateralized by $599,934,800
U.S. Treasury Bonds, 4.75%-7.875%, due
2/15/21-2/15/37, value $781,287,865 and $321,034,000
U.S. Treasury Notes, 0.875%-3%, due 1/31/11-9/30/16,
value $322,353,055)	0.05	1,082,000,000	1,082,000,000
JP Morgan Chase & Co.
dated 10/30/09, due 11/2/09 in the amount of
$200,000,833 (fully collateralized by $336,098,000
U.S. Treasury Strips, due 5/15/21-11/15/21, value
$204,002,435)	0.05	200,000,000	200,000,000
Morgan Stanley
dated 10/30/09, due 11/2/09 in the amount of
$500,002,500 (fully collateralized by $507,905,000
Federal Home Loan Bank, 0.50%-6.375%, due
8/25/10-10/26/29, value $514,509,499)	0.06	500,000,000	500,000,000
RBC Capital Markets
dated 10/30/09, due 11/2/09 in the amount of
$243,001,418 (fully collateralized by $11,339,000
Federal Farm Credit Bank, 2.29%, due 4/22/13, value
$11,358,944, $127,470,000 Federal Home Loan Bank,
0.375%-5.125%, due 5/18/10-10/15/24, value
$134,296,320, $50,732,000 Federal Home Loan Mortgage
Corp., 3.625%-5%, due 7/25/11-8/25/14, value
$51,794,159 and $50,455,000 Federal National Mortgage
Association, 0%-4%, due 4/28/10-10/30/24, value
$50,410,804)	0.07	243,000,000	243,000,000
RBS Securities
dated 10/30/09, due 11/2/09 in the amount of
$600,003,500 (fully collateralized by $700,000
Inter-American Development Bank, 3%, due 4/22/14,
value $712,059, $25,100,000 International Bank for
Reconstruction and Development, 1.40%-2%, due

4/14/11-4/2/12, value $25,396,854, $202,500,000
International Finance Corp., 2%, due 10/29/12, value
$201,062,856 and $381,715,000 U.S. Treasury Notes,
1.375%, due 5/15/12, value $384,828,746)	0.07	600,000,000	600,000,000
RBS Securities
dated 10/30/09, due 11/2/09 in the amount of
$500,002,500 (fully collateralized by $504,236,600
U.S. Treasury Notes, 1.375%-3.625%, due
5/15/12-8/15/19, value $510,004,129)	0.06	500,000,000	500,000,000
Societe Generale
dated 10/30/09, due 11/2/09 in the amount of
$500,002,500 (fully collateralized by $50,000,000
Federal Home Loan Bank, 1.25%, due 12/30/10, value
$50,364,833 and $460,868,500 U.S. Treasury Bills, due
8/26/10, value $459,720,938)	0.06	500,000,000	500,000,000
UBS Securities LLC
dated 10/30/09, due 11/2/09 in the amount of
$250,001,042 (fully collateralized by $255,114,500
U.S. Treasury Bills, due 12/3/09-6/17/10, value
$255,003,185)	0.05	250,000,000	250,000,000
Total Repurchase Agreements
(cost $11,668,000,000)			11,668,000,000

Asset-Backed Commercial Paper--1.9%
Straight-A Funding LLC
12/8/09	0.23	98,446,000 [c]	98,422,729
12/16/09	0.23	50,000,000 [c]	49,985,625
12/16/09	0.23	149,741,000 [c]	149,697,949
12/16/09	0.23	71,000,000 [c]	70,979,587
12/16/09	0.23	100,408,000 [c]	100,379,133
12/17/09	0.23	75,000,000 [c]	74,977,958
Total Asset Backed Commercial Paper
(cost $544,442,981)			544,442,981
Total Investments (cost $29,212,276,699)		100.0%	29,212,276,699
Cash and Receivables (Net)		.0%	14,232,078
Net Assets		100.0%	29,226,508,777

a	Variable rate security--interest rate subject to periodic change.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal

Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $544,442,981 or 1.9% of net assets.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	29,212,276,699
Level 3 - Significant Unobservable Inputs	-
Total	29,212,276,699

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

The portfolio may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the portfolio maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
October 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--88.0%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
11/5/09	0.30	328,000,000 a	328,144,421
11/28/09	0.25	412,000,000 a	411,950,610
12/21/09	0.45	100,000,000 a	99,987,729
3/12/10	0.95	50,000,000 a	49,893,224
5/4/10	0.43	19,000,000	19,218,790
5/7/10	0.37	30,859,000	31,534,615
Federal Home Loan Bank:
11/2/09	0.02	514,000,000	513,999,714
11/2/09	0.36	250,000,000 a	250,000,000
11/4/09	0.07	516,264,000	516,260,960
11/6/09	0.09	149,000,000	148,998,138
11/13/09	0.29	47,000,000	46,995,457
11/18/09	0.29	17,957,000	17,954,541
11/25/09	0.30	7,000,000	6,998,623
11/27/09	0.29	50,000,000	49,989,527
12/4/09	0.30	23,900,000	23,893,428
12/9/09	0.82	30,000,000	30,000,000
12/11/09	0.14	87,662,000	87,648,364
12/11/09	0.83	73,250,000	73,579,468
12/14/09	0.32	114,750,000	114,706,140
12/16/09	0.14	80,400,000	80,385,930
12/18/09	0.14	231,938,000	231,895,607
12/18/09	0.67	12,000,000	12,041,229
12/23/09	0.67	16,250,000	16,251,536
12/28/09	0.35	200,000,000	199,889,167
12/30/09	0.41	427,455,000	427,171,889
1/13/10	0.10	100,000,000	99,979,722
1/15/10	0.30	150,000,000	149,906,250
1/21/10	0.08	300,000,000	299,946,000

1/22/10	0.30	200,000,000	199,863,333
3/12/10	0.57	10,000,000	10,074,709
3/17/10	0.53	14,070,000	14,272,214
5/11/10	0.46	50,000,000	50,003,883
5/12/10	0.47	4,450,000	4,453,583
5/12/10	0.43	32,500,000	33,186,176
5/14/10	0.42	45,000,000	46,051,432
5/14/10	0.39	9,950,000	10,328,063
6/11/10	0.23	45,000,000	45,748,374
Total U.S. Government Agencies
(cost $4,753,202,846)			4,753,202,846

U.S. Treasury Bills--8.3%
12/3/09	0.29	200,000,000	199,948,444
12/31/09	0.13	250,000,000	249,945,833
Total U.S. Treasury Bills
(cost $449,894,277)			449,894,277

U.S. Treasury Notes--3.6%
2/16/10
(cost $196,820,734)	0.28	195,000,000	196,820,734
Total Investments (cost $5,399,917,857)		99.9%	5,399,917,857
Cash and Receivables (Net)		.1%	6,539,979
Net Assets		100.0%	5,406,457,836

a Variable rate security--interest rate subject to periodic change.

At October 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	5,399,917,857
Level 3 - Significant Unobservable Inputs	-
Total	5,399,917,857

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

               (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)